ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2013
SweetIM Ltd. [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
Cash	2,733
Restricted cash	10,260
Trade receivables	7,473
Other receivables and prepaid expenses	1,253
Property and equipment	216
Long-term prepaid expenses and other	70
Trade payables	(2,318)
Accrued expenses and other liabilities	(5,148)
Payment obligation related to acquisition	(9,958)
Intangible assets	30,756
Deferred tax liability	(3,786)
Goodwill	12,682

Total purchase price	44,233

Schedule of Intangible Assets
	Fair value	Useful life

Technology	$20,066	5 years
Logo	5,242	4 years
IP R&D	5,448	(*)

Total intangible assets	$30,756
(*) Will be determined upon completion of the development
Schedule of Pro Forma Financial Information
	Year ended December 31,
	2011	2012
	Unaudited	Unaudited

Revenues	$51,190	$79,254

Net income	$1,154	$4,887

Basic earnings per share	$0.12	$0.48

Diluted earnings per share	$0.12	$0.47

Smilebox Inc [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
Cash	$2,100
Trade receivables	87
Other receivables and prepaid expenses	616
Property and equipment	191
Long-term prepaid expenses and other	449
Trade payables	(1,268)
Accrued expenses and other liabilities	(1,171)
Deferred revenues	(622)
Intangible assets	6,358
Goodwill	24,753
Total purchase price	$31,493

Schedule of Intangible Assets
	Fair value	Useful life

Customer relationships	$1,488	4.3-6.3 years
Technology	3,000	3 years
Trade name	1,870	10.25 years

Total intangible assets	$6,358